Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 605,263,141.00
Previously Paid Amount	15,310.00
Total Fee Amount	92,665.79
Total Offset Amount	0.00
Net Fee	$ 77,355.79